Condensed Balance Sheets (Q1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,088,980	$ 1,503,768
Prepaid expenses - current	164,233	204,821
Total current assets	1,253,213	1,708,589	166,792
Prepaid expenses - non-current portion		33,050
Investment held in Trust Account	345,055,667	345,052,047
Total assets	346,308,880	346,793,686	166,792
Current liabilities:
Accounts payable and accrued expenses	1,645,328	272,953	177,743
Due to related party	125,043	95,000
Total current liabilities	1,770,371	367,953	177,743
Warrant liabilities	16,795,333	21,153,666
Deferred legal fees	10,298,295	8,186,101
Forward purchase agreement liabilities	10,656,000	13,320,000
Working Capital Promissory Note - related party	1,500,000	1,500,000
Deferred underwriters' discount	12,075,000	12,075,000
Total liabilities	53,094,999	56,602,720	177,743
Commitments & Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, 34,500,000 shares at redemption value of $10.00 at March 31, 2022 and December 31, 2021	345,000,000	345,000,000
Shareholders' deficit:
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized; no shares issued and outstanding (excluding 34,500,000 and no shares subject to redemption) at March 31, 2022 and December 31, 2021
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 8,625,000 issued and outstanding at March 31, 2022 and December 31, 2021	863	863
Additional paid-in capital
Accumulated deficit	(51,786,982)	(54,809,897)	(10,951)
Total shareholders' deficit	(51,786,119)	(54,809,034)	(10,951)
Total liabilities, Class A ordinary shares subject to possible redemption and shareholders' deficit	$ 346,308,880	$ 346,793,686	$ 166,792